Investment Strategy	Jun. 26, 2026
PGIM S&P 500 Quarterly Buffer 5 ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments, including derivatives, that provide exposure to securities included in the S&P 500® Index.The Fund is an actively managed exchange-traded fund (“ETF”). Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund. The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with, sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s®, or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.statestreet.com/im/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus. The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 5% (before fees and expenses and any adjustments to the buffer) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”), which is anticipated to be between 4.2% and 6.2% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate three-month period (the “Target Outcome Period”). The Fund's upside cap will be set at the beginning of the Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. When the Fund's management fee is taken into account, the cap is anticipated to be between 4.074% and 6.074%, and the limited buffer is approximately 4.875%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. In addition, the Manager will seek to structure the Flex Options to ensure the cap is positive after taking into account the Fund’s management fee. This may result in a further reduction of the limited buffer. Be sure to check the Fund’s website for the amount of the cap and buffer before investing. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is anticipated to be between 4.2% and 6.2% (before fees and expenses). The Fund's upside cap will be set at the beginning of the Target Outcome Period. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. ■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses such that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 5% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses and any adjustments to the buffer. ■If the Underlying ETF depreciates by more than 5% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 10% the Fund is expected to lose 5% before fees and expenses and any adjustments to the buffer). The current Target Outcome Period will begin on July 1, 2026 and will end on September 30, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the next three-month quarterly period of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period (subject to any adjustments to the buffer necessary to achieving the minimum cap). The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF (the “Reference Asset”). The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.◼ Reference Asset◼ PGIM S&P 500 Quarterly Buffer 5 ETFThe Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval. FLEX Options The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s net asset value (“NAV”) and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract. The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Limited Buffer and Cap The Fund seeks to provide a limited buffer to absorb the first 5% loss (before fees and expenses and any adjustments to the buffer) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 5%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 10%, the Fund is expected to lose 5% before fees and expenses and any adjustments to the buffer). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account for the quarter, the limited buffer is approximately 4.875%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 5% loss (before fees and expenses and any adjustments to the buffer) of the Underlying ETF as of any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 5% or more (before fees and expenses and any adjustments to the buffer) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 5% (before fees and expenses and any adjustments to the buffer) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment. The returns of the Fund are subject to a cap for the Target Outcome Period, which is anticipated to be between 4.2% and 6.2% (before fees and expenses) and anticipated to be between 4.074% and 6.074% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. The Fund's upside cap will be set at the beginning of the Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account quarterly Fund management fees of approximately 0.125% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options. The Manager will seek to structure the Flex Options to ensure the cap is positive after taking into account the Fund’s management fee. This may result in a further reduction of the limited buffer. Be sure to check the Fund’s website for the amount of the cap and buffer before investing. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PQV, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments, including derivatives, that provide exposure to securities included in the S&P 500® Index.
PGIM S&P 500 Quarterly Buffer 10 ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments, including derivatives, that provide exposure to securities included in the S&P 500® Index.The Fund is an actively managed exchange-traded fund (“ETF”). Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund. The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with, sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s®, or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.statestreet.com/im/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus. The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 10% (before fees and expenses and any adjustments to the buffer) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”), which is anticipated to be between 2.4% and 4.4% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate three-month period (the “Target Outcome Period”). The Fund's upside cap will be set at the beginning of the Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. When the Fund's management fee is taken into account, the cap is anticipated to be between 2.274% and 4.274%, and the limited buffer is approximately 9.875%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. In addition, the Manager will seek to structure the Flex Options to ensure the cap is positive after taking into account the Fund’s management fee. This may result in a further reduction of the limited buffer. Be sure to check the Fund’s website for the amount of the cap and buffer before investing. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is anticipated to be between 2.4% and 4.4% (before fees and expenses). The Fund's upside cap will be set at the beginning of the Target Outcome Period. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. ■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses such that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses and any adjustments to the buffer. ■If the Underlying ETF depreciates by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 15% the Fund is expected to lose 5% before fees and expenses and any adjustments to the buffer). The current Target Outcome Period will begin on July 1, 2026 and will end on September 30, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the next three-month quarterly period of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period (subject to any adjustments to the buffer necessary to achieving the minimum cap). The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF (the “Reference Asset”). The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.◼ Reference Asset◼ PGIM S&P 500 Quarterly Buffer 10 ETFThe Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval. FLEX Options The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s net asset value (“NAV”) and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract. The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Limited Buffer and Cap The Fund seeks to provide a limited buffer to absorb the first 10% loss (before fees and expenses and any adjustments to the buffer) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 15%, the Fund is expected to lose 5% before fees and expenses and any adjustments to the buffer). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account for the quarter, the limited buffer is approximately 9.875%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 10% loss (before fees and expenses and any adjustments to the buffer) of the Underlying ETF as of any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 10% or more (before fees and expenses and any adjustments to the buffer) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 10% (before fees and expenses and any adjustments to the buffer) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment. The returns of the Fund are subject to a cap for the Target Outcome Period, which is anticipated to be between 2.4% and 4.4% (before fees and expenses) and anticipated to be between 2.274% and 4.274% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. The Fund's upside cap will be set at the beginning of the Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account quarterly Fund management fees of approximately 0.125% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options. The Manager will seek to structure the Flex Options to ensure the cap is positive after taking into account the Fund’s management fee. This may result in a further reduction of the limited buffer. Be sure to check the Fund’s website for the amount of the cap and buffer before investing. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PQX, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments, including derivatives, that provide exposure to securities included in the S&P 500® Index.
PGIM S&P 500 Quarterly Buffer 15 ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments, including derivatives, that provide exposure to securities included in the S&P 500® Index.The Fund is an actively managed exchange-traded fund (“ETF”). Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund. The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with, sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s®, or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.statestreet.com/im/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus. The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 15% (before fees and expenses and any adjustments to the buffer) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”), which is anticipated to be between 1.5% and 3.5% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate three-month period (the “Target Outcome Period”). The Fund's upside cap will be set at the beginning of the Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. When the Fund's management fee is taken into account, the cap is anticipated to be between 1.374% and 3.374%, and the limited buffer is approximately 14.875%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. In addition, the Manager will seek to structure the Flex Options to ensure the cap is positive after taking into account the Fund’s management fee. This may result in a further reduction of the limited buffer. Be sure to check the Fund’s website for the amount of the cap and buffer before investing. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is anticipated to be between 1.5% and 3.5% (before fees and expenses). The Fund's upside cap will be set at the beginning of the Target Outcome Period. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. ■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses such that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 15% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses and any adjustments to the buffer. ■If the Underlying ETF depreciates by more than 15% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 20% the Fund is expected to lose 5% before fees and expenses and any adjustments to the buffer). The current Target Outcome Period will begin on July 1, 2026 and will end on September 30, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the next three-month quarterly period of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period (subject to any adjustments to the buffer necessary to achieving the minimum cap). The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF (the “Reference Asset”). The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.◼ Reference Asset◼ PGIM S&P 500 Quarterly Buffer 15 ETFThe Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval. FLEX Options The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s net asset value (“NAV”) and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract. The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Limited Buffer and Cap The Fund seeks to provide a limited buffer to absorb the first 15% loss (before fees and expenses and any adjustments to the buffer) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 15%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 20%, the Fund is expected to lose 5% before fees and expenses and any adjustments to the buffer). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account for the quarter, the limited buffer is approximately 14.875%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 15% loss (before fees and expenses and any adjustments to the buffer) of the Underlying ETF as of any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 15% or more (before fees and expenses and any adjustments to the buffer) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 15% (before fees and expenses and any adjustments to the buffer) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment. The returns of the Fund are subject to a cap for the Target Outcome Period, which is anticipated to be between 1.5% and 3.5% (before fees and expenses) and anticipated to be between 1.374% and 3.374% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. The Fund's upside cap will be set at the beginning of the Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account quarterly Fund management fees of approximately 0.125% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options. The Manager will seek to structure the Flex Options to ensure the cap is positive after taking into account the Fund’s management fee. This may result in a further reduction of the limited buffer. Be sure to check the Fund’s website for the amount of the cap and buffer before investing. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PQXV, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments, including derivatives, that provide exposure to securities included in the S&P 500® Index.
PGIM S&P 500 Quarterly Buffer 20 ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments, including derivatives, that provide exposure to securities included in the S&P 500® Index.The Fund is an actively managed exchange-traded fund (“ETF”). Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund. The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with, sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s®, or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.statestreet.com/im/us/en/intermediary/etfs/spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus. The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses and any adjustments to the buffer) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”), which is anticipated to be between 1.0% and 3.0% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate three-month period (the “Target Outcome Period”). The Fund's upside cap will be set at the beginning of the Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. When the Fund's management fee is taken into account, the cap is anticipated to be between 0.874% and 2.874%, and the limited buffer is approximately 19.875%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. In addition, the Manager will seek to structure the Flex Options to ensure the cap is positive after taking into account the Fund’s management fee. This may result in a further reduction of the limited buffer. Be sure to check the Fund’s website for the amount of the cap and buffer before investing. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is anticipated to be between 1.0% and 3.0% (before fees and expenses). The Fund's upside cap will be set at the beginning of the Target Outcome Period. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. ■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses such that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses and any adjustments to the buffer. ■If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses and any adjustments to the buffer). The current Target Outcome Period will begin on July 1, 2026 and will end on September 30, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the next three-month quarterly period of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period (subject to any adjustments to the buffer necessary to achieving the minimum cap). The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF (the “Reference Asset”). The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.◼ Reference Asset◼ PGIM S&P 500 Quarterly Buffer 20 ETFThe Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval. FLEX Options The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s net asset value (“NAV”) and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract. The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Limited Buffer and Cap The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses and any adjustments to the buffer) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses and any adjustments to the buffer). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account for the quarter, the limited buffer is approximately 19.875%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses and any adjustments to the buffer) of the Underlying ETF as of any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses and any adjustments to the buffer) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses and any adjustments to the buffer) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment. The returns of the Fund are subject to a cap for the Target Outcome Period, which is anticipated to be between 1.0% and 3.0% (before fees and expenses) and anticipated to be between 0.874% and 2.874% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. The Fund's upside cap will be set at the beginning of the Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. The Fund will provide notice to investors of the cap and update its website with the cap once it is established. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account quarterly Fund management fees of approximately 0.125% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options. The Manager will seek to structure the Flex Options to ensure the cap is positive after taking into account the Fund’s management fee. This may result in a further reduction of the limited buffer. Be sure to check the Fund’s website for the amount of the cap and buffer before investing. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PQXX, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments, including derivatives, that provide exposure to securities included in the S&P 500® Index.